Borrowings (Tables)	12 Months Ended
Jun. 30, 2020
Borrowings [abstract]
Schedule of borrowings

	Book Value at 06.30.20	Book Value at 06.30.19	Fair Value at 06.30.20	Fair Value at 06.30.19
Non-Convertible notes	34,965,126	30,563,397	26,100,131	30,419,944
Bank loans	2,422,845	2,453,670	2,292,321	2,229,691
Bank overdrafts	1,399,190	314,669	1,399,190	314,669
AABE Debts	181,744	183,675	181,744	183,675
Loans with non-controlling interests	110,651	94,090	110,651	94,090
Finance leases	-	21,730	-	21,730
Total borrowings	39,079,556	33,631,231	30,084,037	33,263,799
Non-current	26,579,396	31,831,168
Current	12,500,160	1,800,063
Total	39,079,556	33,631,231

Schedule of maturity of the Group's borrowings

	06.30.20	06.30.19
Capital
Less than one year	11,629,111	1,051,896
Between 1 and 2 years	754,688	9,323,478
Between 2 and 3 years	25,825,888	653,578
Between 3 and 4 years	64,633	21,900,972
More than 4 years	39,956	-
	38,314,276	32,929,924
Accrued interest:
Less than one year	742,418	549,470
Between 1 and 2 years	-	130,107
Between 3 and 4 years	22,862	-
	765,280	679,577
	39,079,556	33,609,501

Schedule of borrowings evolution

	06.30.20	06.30.19	06.30.18
Balances at the beginning of the year	33,631,231	34,838,174	13,714,485
Borrowings obtained	10,292,732	3,338,776	1,795,897
Payment of borrowings	(10,620,056)	(2,992,941)	(190,083)
Interest paid	(3,015,702)	(2,893,591)	(1,875,222)
Accrued interest	2,772,749	3,001,913	2,136,977
Foreign exchange	5,683,954	(2,028,141)	14,800,680
Short terms loans, net	1,288,810	353,581	(50,692)
Repurchase of non-convertible notes	(600,306)	(80,546)	-
Issuance of non-convertible notes	-	-	6,588,262
Others	(7,840)	25,149	35,914
Inflation adjustment	(346,401)	(27,467)	(2,155,337)
Capitalization of financial costs	385	96,324	37,293
Balances at the end of the year	39,079,556	33,631,231	34,838,174

Schedule of non-current borrowings at fixed rates
	06.30.20	06.30.19
NCN Class II due 2023	18,915,962	22,110,412
NCN Class IV due 2020	7,602,883	8,309,532
Bank loans	2,292,321	2,229,691
	28,811,166	32,649,635

Schedule of breakdown the borrowings by fixed and floating rate

Borrowings by currency and rate	06.30.20	06.30.19
Fixed rate:
Argentine Peso	1,357,174	214,310
US Dollar	35,056,859	30,757,845
Subtotal borrowings at fixed rate	36,414,033	30,972,155
Floating rate:
Argentine Peso	517,241	498,800
US Dollar	2,148,282	2,138,546
Subtotal borrowings at floating rate	2,665,523	2,637,346
Total borrowings	39,079,556	33,609,501
Financial leasing	-	21,730
Total borrowings in accordance with financial statement	39,079,556	33,631,231